Income taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Deferred tax asset			$ 12,985,000	$ 11,873,000
Income tax expense	$ 35,000	$ 61,000	$ 196,000	$ 149,000	$ 406,000
Income tax, Effective income tax	(0.92%)	(19.35%)	(4.76%)	(2.30%)	17.71%
Income tax , statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
Income tax operating loss carry forwards, Federal	$ 35,800,000		$ 23,400,000
Income tax operating loss carry forwards, State and local	$ 73,800,000		$ 66,900,000
Income tax operating expirations years	2024		2022
Income tax operating expirations years	2041		2035
Not expiring Income tax operating loss carryforward	$ 12,300,000		$ 4,100,000
Valuation allowance	10,900,000		7,423,000	$ 6,643,000
Previously Reported [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense	0	$ 100,000
Crescent Acquisition Corp
Operating Loss Carryforwards [Line Items]
Deferred tax asset	1,036,683		885,206	70,106
Income tax expense	$ 825	$ 219,391	$ 136,730	$ 1,195,607
Income tax, Effective income tax	0.01%	22.08%	(0.81%)	8.90%
Income tax , statutory tax rate			21.00%	21.00%
Valuation allowance			$ 885,206	$ 70,106